As filed with the SEC on April 3, 2014 .	Registration No. 333-158634
Registration No. 811-05826

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 118
_____________

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Erin C. Schwerzmann
Vice President and Corporate Counsel
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001
_____________

It is proposed that this filing will become effective (check appropriate space):

□ immediately upon filing pursuant to paragraph (b) of Rule 485
■ on May 1, 2014 pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)

■ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Pruco Life Insurance Company

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 7 to the registration statement on Form N-6 (File No. 333-158634) of Pruco Life Insurance Company and its Pruco Life Variable Universal Account is to delay the effective date of Post-Effective Amendment No. 6 to May 1, 2014.  Post-Effective Amendment No. 6 was filed with the Securities and Exchange Commission on February 6, 2014 for the purpose of including in this Registration Statement a new prospectus relating to certain new features. These Post-Effective Amendments do not amend or delete the currently effective VUL Protector® Prospectus, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted therein.  We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 3rd day of April, 2014.

(Seal)
Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Erin C. Schwerzmann Erin C. Schwerzmann Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 3rd day of April, 2014.

Signature and Title

/s/ *
John Chieffo
Director

/s/ *
Yanela C. Frias
Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

/s/ *
Bernard J. Jacob
Director

/s/ *
Richard F. Lambert
Director

/s/ *
Robert F. O'Donnell
President, Chief Executive Officer, and Director

/s/ *
Kent D. Sluyter
Director

/s/ *
Kenneth Y. Tanji
Treasurer and Director
*By: /s/ Erin C. Schwerzmann Erin C. Schwerzmann (Attorney-in-Fact)